Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous non-current liabilities [abstract]
Disclosure other non-current liabilities [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Written-put option Rapidfit+	788	735	673
Contingent consideration	648	909	1,310
Advances received on contracts	−	−	81
Provisions	109	69	53
Other	359	160	127
Total	1,904	1,873	2,244